SIGNIFICANT RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Loan						¥ 15,544,000	¥ 10,066,000
Other income	¥ 3,728,000		¥ 2,966,000	¥ 32,000
Prepayments under current assets						14,485,000	13,269,000
Alex ng man shek [member]
IfrsStatementLineItems [Line Items]
Loan		$ 20,000					131,000	$ 20,000	¥ 131,000
Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Loans amount			35,057,000	35,057,000
Sound treasure limited [member]
IfrsStatementLineItems [Line Items]
Amounts owed to related parties						20,700,000
Loan		167,000					1,160,000	$ 167,000	1,160,000
Other income		$ 167,000	1,160,000
Mrweilai zhang [member]
IfrsStatementLineItems [Line Items]
Amounts owed to related parties					$ 78,000	¥ 553,000
Anhui zhongiun [member]
IfrsStatementLineItems [Line Items]
Consultancy fees			2,847,000	8,840,000
Revenue from rendering of services, related party transactions			2,486,000	1,378,000
Value added tax receivables							149,000		82,000
Expensed during the year				5,993,000
Prepayments under current assets							2,847,000		2,847,000
Performance obligations received			2,635,000
Amounts receivable, related party transactions									¥ 1,460,000
Anhui zhongiun enterprise management [member]
IfrsStatementLineItems [Line Items]
Revenue from rendering of services, related party transactions			2,635,000
Performance obligations received			2,635,000
Revenue from rendering of services, related party transactions			¥ 2,486,000
Value added tax receivables							149,000
Lianjie hainan technology co. Ltd. Lianjie [member]
IfrsStatementLineItems [Line Items]
Cost of revenue to related party				36,929,000
Related Party Transaction Amount Paid For Cost Of Revenue Incurred				34,364,000
[custom:TradeAccountsPayableRelatedPartyTransaction]
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Amounts owed to related parties							¥ 35,057,000